UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     DECEMBER 31, 2012

Check here if Amendment [   ]; Amendment Number:  ______________

This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     SKYLINE ASSET MANAGEMENT, L.P.
          -----------------------------------
Address:  120 SOUTH LASALLE STREET
          -----------------------------------
          SUITE 1320
          -----------------------------------
          CHICAGO, IL 60603
          -----------------------------------

13F File Number:  28-4021
                  -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   STEPHEN F. KENDALL
        --------------------------------------------------
Title:  CHIEF COMPLIANCE OFFICER
        --------------------------------------------------
Phone:  (312) 913-3997
        --------------------------------------------------

Signature, Place, and Date of Signing:

     /S/STEPHEN F. KENDALL          CHICAGO, IL          FEBRUARY 14, 2013
     ---------------------       ------------------   ---------------------
           [Signature]              [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
                             ---------------------

Report Summary:


Number of Other Included Managers:          0
                                            -----------------------
Form 13F Information Table Entry Total:     71
                                            -----------------------
Form 13F Information Table Value Total:     241,790
                                            -----------------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                 FORM 13F INFORMATION TABLE
                                                 --------------------------
            COLUMN 1           COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6     COLUMN 7         COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
                               TITLE OF               VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER
NAME OF ISSUER                  CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION   MANAGERS     SOLE    SHARED  NONE
-----------------------------  --------   ---------  --------  -------  ---  ----  ----------   --------    ------   ------  -----
ACTUATE CORP                    COM       00508B102    1,487   265,600   SH           SOLE                  265,600
ANIXTER INTL INC                COM       035290105    2,866    44,800   SH           SOLE                   44,800
ASBURY AUTOMOTIVE GROUP INC     COM       043436104    3,295   102,857   SH           SOLE                  102,857
ASCENA RETAIL GROUP INC         COM       04351G101    2,979   161,100   SH           SOLE                  161,100
ASPEN INSURANCE HOLDINGS LTD    SHS       G05384105    2,543    79,273   SH           SOLE                   79,273
AVERY DENNISON CORP             COM       053611109    3,534   101,200   SH           SOLE                  101,200
BBCN BANCORP INC                COM       073295107    2,941   254,200   SH           SOLE                  254,200
BANCORPSOUTH INC                COM       059692103    3,660   251,700   SH           SOLE                  251,700
BENCHMARK ELECTRS INC           COM       08160H101    3,968   238,739   SH           SOLE                  238,739
BERKSHIRE HILLS BANCORP INC     COM       084680107    3,264   136,812   SH           SOLE                  136,812
BIG LOTS INC                    COM       089302103    2,388    83,900   SH           SOLE                   83,900
BRISTOW GROUP INC               COM       110394103    4,685    87,300   SH           SOLE                   87,300
BROOKLINE BANCORP INC DEL       COM       11373M107    3,088   363,300   SH           SOLE                  363,300
BRUNSWICK CORP                  COM       117043109    3,840   132,000   SH           SOLE                  132,000
CBIZ INC                        COM       124805102    3,038   514,075   SH           SOLE                  514,075
CRA INTL INC                    COM       12618T105    3,736   188,969   SH           SOLE                  188,969
CAMBREX CORP                    COM       132011107    3,111   273,400   SH           SOLE                  273,400
CENTRAL GARDEN & PET CO         COM       153527106    2,020   201,600   SH           SOLE                  201,600
COLUMBUS MCKINNON CORP N Y      COM       199333105    2,907   175,950   SH           SOLE                  175,950
COVANCE INC                     COM       222816100    2,363    40,900   SH           SOLE                   40,900
DREW INDS INC                 COM NEW     26168L205    3,928   121,800   SH           SOLE                  121,800
DUFF & PHELPS CORP NEW          CL A      26433B107    4,808   307,800   SH           SOLE                  307,800
EPL OIL & GAS INC               COM       26883D108    4,305   190,900   SH           SOLE                  190,900
ENPRO INDS INC                  COM       29355X107    3,018    73,800   SH           SOLE                   73,800
FAIRCHILD SEMICONDUCTOR INTL    COM       303726103    4,919   341,600   SH           SOLE                  341,600
FIRST FINL BANCORP OH           COM       320209109    2,870   196,300   SH           SOLE                  196,300
FIRST MIDWEST BANCORP DEL       COM       320867104    3,774   301,400   SH           SOLE                  301,400
G & K SVCS INC                  CL A      361268105    4,351   127,400   SH           SOLE                  127,400
GP STRATEGIES CORP              COM       36225V104    4,921   238,326   SH           SOLE                  238,326




                                                 FORM 13F INFORMATION TABLE
                                                 --------------------------
            COLUMN 1           COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6     COLUMN 7         COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
                               TITLE OF               VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER
NAME OF ISSUER                  CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION   MANAGERS     SOLE    SHARED  NONE
-----------------------------  --------   ---------  --------  -------  ---  ----  ----------   --------    ------   ------  -----
GENERAL CABLE CORP DEL NEW      COM       369300108    2,740    90,100   SH           SOLE                   90,100
GILDAN ACTIVEWEAR INC           COM       375916103    4,364   119,300   SH           SOLE                  119,300
GROUP 1 AUTOMOTIVE INC          COM       398905109    1,835    29,600   SH           SOLE                   29,600
HANOVER INS GROUP INC           COM       410867105    4,165   107,500   SH           SOLE                  107,500
HARSCO CORP                     COM       415864107    3,375   143,600   SH           SOLE                  143,600
HEALTH MGMT ASSOC INC NEW       CL A      421933102    3,321   356,300   SH           SOLE                  356,300
HURON CONSULTING GROUP INC      COM       447462102    4,683   139,000   SH           SOLE                  139,000
INTEGRATED SILICON SOLUTION     COM       45812P107    2,908   323,100   SH           SOLE                  323,100
KOPPERS HOLDINGS INC            COM       50060P106    2,785    73,000   SH           SOLE                   73,000
LA Z BOY INC                    COM       505336107    3,021   213,500   SH           SOLE                  213,500
LUXFER HLDGS PLC           SPONSORED ADR  550678106    4,268   347,800   SH           SOLE                  347,800
MDC PARTNERS INC            CL A SUB VTG  552697104    1,802   159,500   SH           SOLE                  159,500
MANPOWERGROUP INC               COM       56418H100    3,854    90,800   SH           SOLE                   90,800
MCGRATH RENTCORP                COM       580589109    5,174   178,300   SH           SOLE                  178,300
MONOTYPE IMAGING HOLDINGS IN    COM       61022P100    4,374   273,700   SH           SOLE                  273,700
NTELOS HLDGS CORP             COM NEW     67020Q305    1,284    97,950   SH           SOLE                   97,950
NEUSTAR INC                     CL A      64126X201    4,654   111,000   SH           SOLE                  111,000
PARK STERLING CORP              COM       70086Y105    2,803   536,000   SH           SOLE                  536,000
PLANTRONICS INC NEW             COM       727493108    3,481    94,400   SH           SOLE                   94,400
RADISYS CORP                    COM       750459109    1,170   392,700   SH           SOLE                  392,700
REINSURANCE GROUP AMER INC    COM NEW     759351604    4,306    80,447   SH           SOLE                   80,447
ROGERS CORP                     COM       775133101    2,627    52,900   SH           SOLE                   52,900
RUDOLPH TECHNOLOGIES INC        COM       781270103    2,833   210,600   SH           SOLE                  210,600
RUSH ENTERPRISES INC            CL A      781846209    1,410    68,200   SH           SOLE                   68,200
SANMINA CORPORATION             COM       801056102    2,305   208,200   SH           SOLE                  208,200
SIGNET JEWELERS LIMITED         SHS       G81276100    3,877    72,600   SH           SOLE                   72,600
SPIRIT AEROSYSTEMS HLDGS INC  COM CL A    848574109    2,201   129,700   SH           SOLE                  129,700
STEELCASE INC                   CL A      858155203    2,549   200,100   SH           SOLE                  200,100
STERLING FINL CORP WASH       COM NEW     859319303    3,504   167,800   SH           SOLE                  167,800
SWIFT TRANSN CO                 CL A      87074U101    2,831   310,400   SH           SOLE                  310,400

                                                 FORM 13F INFORMATION TABLE
                                                 --------------------------
            COLUMN 1           COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6     COLUMN 7         COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
                               TITLE OF               VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER
NAME OF ISSUER                  CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION   MANAGERS     SOLE    SHARED  NONE
-----------------------------  --------   ---------  --------  -------  ---  ----  ----------   --------    ------   ------  -----
SYMETRA FINL CORP               COM       87151Q106    3,926   302,500   SH           SOLE                  302,500
SYMMETRY MED INC                COM       871546206    5,143   488,885   SH           SOLE                  488,885
TETRA TECHNOLOGIES INC DEL      COM       88162F105    1,947   256,500   SH           SOLE                  256,500
TELEFLEX INC                    COM       879369106    4,793    67,220   SH           SOLE                   67,220
TRIMAS CORP                   COM NEW     896215209    4,815   172,200   SH           SOLE                  172,200
TRIUMPH GROUP INC NEW           COM       896818101    5,093    78,000   SH           SOLE                   78,000
UNITED RENTALS INC              COM       911363109    4,452    97,800   SH           SOLE                   97,800
VALASSIS COMMUNICATIONS INC     COM       918866104    2,877   111,600   SH           SOLE                  111,600
VALIDUS HOLDINGS LTD          COM SHS     G9319H102    3,382    97,800   SH           SOLE                   97,800
VIRTUSA CORP                    COM       92827P102    5,084   309,416   SH           SOLE                  309,416
WINNEBAGO INDS INC              COM       974637100    3,919   228,800   SH           SOLE                  228,800
ZEBRA TECHNOLOGIES CORP         CL A      989207105    3,248    82,700   SH           SOLE                   82,700
TOTAL                                                241,790
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